RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Notional amount	$ 32,500		$ 30,700
Fair value	$ 30,800		$ 35,500
US$ denominated
Derivative [Line Items]
Notional amount		$ 24,000		$ 24,200
Fair value		$ 22,700		$ 28,100